RELATED PARTY TRANSACTIONS - Office space from related party (Details) - WDZG Consulting - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Office Space from Related Party
Related Party Transaction [Line Items]
Related party expenses	$ 4,000	$ 20,000	$ 14,000
TRX ZJ
Related Party Transaction [Line Items]
Ownership interest held	100.00%